Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Value Line Larger Companies Focused Fund, Inc.
Entity Central Index Key	0000102764
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000162163
Shareholder Report [Line Items]
Fund Name	Value Line Larger Companies Focused Fund, Inc.
Class Name	Institutional
Trading Symbol	VLLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Line Larger Companies Focused Fund, Inc. (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	0.88%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund's Institutional Class generated a total return of 28.92% during the 12 months ended December 31, 2025.

• The Fund outperformed the S&P 500® Index (Index) attributable to effective stock selection and sector allocation decisions. The Fund also benefited from its focus on growth companies, which outperformed value-oriented stocks.

• Stock selection in financials, health care and industrials contributed most positively. An overweight to information technology also boosted relative results. Stock selection in communication services and energy and an overweight to consumer discretionary detracted.

• Individual stocks contributing most positively to the Fund’s relative results were Robinhood Markets, a financial services platform operator; AppLovin, a mobile technology company; and Advanced Micro Devices, a semiconductor company. Robinhood Markets enjoyed a triple-digit share price gain on financial performance, product diversification, market expansion and inclusion in the Index in September 2025. AppLovin, a new Fund position, saw a triple-digit share price gain, reflecting its strategic focus on ad technology, financial performance and market expansion. Shares of Advanced Micro Devices saw a robust double-digit gain on its AI partnerships and demand for the company’s AI accelerators.

• Stocks detracting most from the Fund’s relative performance were Strategy, an enterprise analytics software provider that invests in Bitcoin; ServiceNow, a cloud-based solutions provider for digital workflows; and CoreWeave, an AI cloud-computing company—each of which saw a double-digit share price decline. An out-of-Index position in Strategy hurt, reflecting Bitcoin’s price volatility and investor concerns about financing Bitcoin purchases. ServiceNow struggled amid concerns about the impact of AI on its core human resources business and decelerating growth. A new out-of-Index position in CoreWeave was negatively affected by data center delays pressuring its revenue and concerns around its high debt/capital expenditure ratio.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Larger Companies Focused Fund Inc.-Institutional Class	S&P 500® Index	Russell 1000® Growth Index
12/15	$10,000	$10,000	$10,000
01/16	$8,946	$9,504	$9,442
02/16	$8,927	$9,491	$9,438
03/16	$9,442	$10,135	$10,074
04/16	$9,576	$10,174	$9,982
05/16	$9,870	$10,357	$10,176
06/16	$9,610	$10,384	$10,136
07/16	$10,317	$10,766	$10,615
08/16	$10,527	$10,782	$10,562
09/16	$10,573	$10,784	$10,600
10/16	$10,256	$10,587	$10,351
11/16	$10,069	$10,979	$10,577
12/16	$10,040	$11,196	$10,708
01/17	$10,624	$11,408	$11,068
02/17	$11,043	$11,861	$11,528
03/17	$11,322	$11,875	$11,662
04/17	$11,797	$11,997	$11,928
05/17	$11,754	$12,166	$12,238
06/17	$12,220	$12,242	$12,206
07/17	$12,861	$12,494	$12,531
08/17	$13,249	$12,532	$12,760
09/17	$13,219	$12,790	$12,926
10/17	$13,297	$13,089	$13,427
11/17	$13,341	$13,490	$13,835
12/17	$13,449	$13,640	$13,943
01/18	$14,830	$14,421	$14,930
02/18	$14,510	$13,890	$14,539
03/18	$14,196	$13,537	$14,140
04/18	$14,515	$13,589	$14,189
05/18	$15,064	$13,916	$14,811
06/18	$15,431	$14,002	$14,954
07/18	$15,369	$14,523	$15,393
08/18	$16,139	$14,996	$16,235
09/18	$16,496	$15,081	$16,325
10/18	$14,417	$14,050	$14,865
11/18	$14,825	$14,337	$15,023
12/18	$13,658	$13,042	$13,732
01/19	$15,663	$14,087	$14,966
02/19	$15,991	$14,540	$15,501
03/19	$16,378	$14,822	$15,943
04/19	$16,754	$15,422	$16,663
05/19	$15,540	$14,442	$15,610
06/19	$16,835	$15,460	$16,682
07/19	$16,598	$15,682	$17,059
08/19	$15,781	$15,434	$16,928
09/19	$15,115	$15,723	$16,930
10/19	$15,303	$16,063	$17,408
11/19	$16,776	$16,646	$18,180
12/19	$17,198	$17,149	$18,729
01/20	$17,334	$17,142	$19,147
02/20	$16,695	$15,731	$17,843
03/20	$14,544	$13,788	$16,088
04/20	$17,488	$15,555	$18,468
05/20	$19,301	$16,296	$19,708
06/20	$20,273	$16,620	$20,567
07/20	$21,286	$17,558	$22,149
08/20	$22,879	$18,820	$24,434
09/20	$22,068	$18,105	$23,285
10/20	$21,588	$17,623	$22,494
11/20	$23,839	$19,552	$24,797
12/20	$25,172	$20,304	$25,938
01/21	$25,387	$20,099	$25,746
02/21	$25,907	$20,653	$25,740
03/21	$25,185	$21,558	$26,182
04/21	$26,350	$22,708	$27,963
05/21	$25,849	$22,867	$27,577
06/21	$27,424	$23,401	$29,307
07/21	$27,274	$23,956	$30,273
08/21	$28,133	$24,685	$31,404
09/21	$26,675	$23,537	$29,646
10/21	$28,029	$25,186	$32,213
11/21	$26,116	$25,011	$32,410
12/21	$25,958	$26,132	$33,096
01/22	$23,846	$24,780	$30,255
02/22	$22,675	$24,038	$28,970
03/22	$23,160	$24,931	$30,103
04/22	$19,452	$22,757	$26,468
05/22	$18,571	$22,798	$25,853
06/22	$16,527	$20,916	$23,805
07/22	$18,101	$22,845	$26,662
08/22	$17,870	$21,913	$25,420
09/22	$15,952	$19,895	$22,949
10/22	$16,907	$21,506	$24,290
11/22	$17,467	$22,708	$25,397
12/22	$15,874	$21,399	$23,453
01/23	$18,347	$22,744	$25,407
02/23	$17,925	$22,189	$25,106
03/23	$19,166	$23,004	$26,822
04/23	$18,820	$23,363	$27,086
05/23	$20,247	$23,464	$28,321
06/23	$21,531	$25,015	$30,258
07/23	$23,152	$25,818	$31,277
08/23	$22,620	$25,407	$30,996
09/23	$21,387	$24,196	$29,310
10/23	$20,458	$23,687	$28,893
11/23	$23,363	$25,850	$32,043
12/23	$25,322	$27,025	$33,462
01/24	$25,617	$27,479	$34,296
02/24	$27,500	$28,946	$36,636
03/24	$28,319	$29,878	$37,281
04/24	$26,158	$28,657	$35,700
05/24	$27,145	$30,078	$37,837
06/24	$28,978	$31,157	$40,388
07/24	$27,821	$31,537	$39,701
08/24	$28,437	$32,302	$40,528
09/24	$29,442	$32,992	$41,677
10/24	$30,016	$32,692	$41,539
11/24	$33,275	$34,611	$44,233
12/24	$32,103	$33,786	$44,623
01/25	$33,991	$34,727	$45,506
02/25	$32,415	$34,274	$43,871
03/25	$29,488	$32,343	$40,175
04/25	$31,203	$32,124	$40,887
05/25	$34,883	$34,146	$44,505
06/25	$38,590	$35,882	$47,342
07/25	$39,404	$36,687	$49,129
08/25	$39,568	$37,431	$49,679
09/25	$42,868	$38,797	$52,318
10/25	$44,444	$39,706	$54,218
11/25	$42,444	$39,803	$53,236
12/25	$41,388	$39,827	$52,906

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	28.92%	10.46%	15.26%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

AssetsNet	$ 455,948,461
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 3,012,473
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$455,948,461
# of Portfolio Holdings	32
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$3,012,473

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	99.4%
Cash & Other Assets - Net	0.6%

Sector Weightings (% of Total Investments In Securities)*

Value	Value
Industrials	4.3%
Financials	11.2%
Consumer Discretionary	11.6%
Healthcare	11.7%
Communication Services	18.3%
Information Technology	42.9%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

NVIDIA Corp.	8.4%
Meta Platforms, Inc.	6.8%
Alphabet, Inc.	5.9%
AppLovin Corp.	5.5%
Advanced Micro Devices, Inc.	5.2%
Amazon.com, Inc.	4.8%
Robinhood Markets, Inc.	4.7%
Uber Technologies, Inc.	4.3%
Madrigal Pharmaceuticals, Inc.	4.0%
Tesla, Inc.	3.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com
C000020637
Shareholder Report [Line Items]
Fund Name	Value Line Larger Companies Focused Fund, Inc.
Class Name	Investor
Trading Symbol	VALLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Line Larger Companies Focused Fund, Inc. (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$129	1.13%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund's Investor Class generated a total return of 28.58% during the 12 months ended December 31, 2025.

• The Fund outperformed the S&P 500® Index (Index) attributable to effective stock selection and sector allocation decisions. The Fund also benefited from its focus on growth companies, which outperformed value-oriented stocks.

• Stock selection in financials, health care and industrials contributed most positively. An overweight to information technology also boosted relative results. Stock selection in communication services and energy and an overweight to consumer discretionary detracted.

• Individual stocks contributing most positively to the Fund’s relative results were Robinhood Markets, a financial services platform operator; AppLovin, a mobile technology company; and Advanced Micro Devices, a semiconductor company. Robinhood Markets enjoyed a triple-digit share price gain on financial performance, product diversification, market expansion and inclusion in the Index in September 2025. AppLovin, a new Fund position, saw a triple-digit share price gain, reflecting its strategic focus on ad technology, financial performance and market expansion. Shares of Advanced Micro Devices saw a robust double-digit gain on its AI partnerships and demand for the company’s AI accelerators.

• Stocks detracting most from the Fund’s relative performance were Strategy, an enterprise analytics software provider that invests in Bitcoin; ServiceNow, a cloud-based solutions provider for digital workflows; and CoreWeave, an AI cloud-computing company—each of which saw a double-digit share price decline. An out-of-Index position in Strategy hurt, reflecting Bitcoin’s price volatility and investor concerns about financing Bitcoin purchases. ServiceNow struggled amid concerns about the impact of AI on its core human resources business and decelerating growth. A new out-of-Index position in CoreWeave was negatively affected by data center delays pressuring its revenue and concerns around its high debt/capital expenditure ratio.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Larger Companies Focused Fund Inc.-Investor Class	S&P 500® Index	Russell 1000® Growth Index
12/15	$10,000	$10,000	$10,000
01/16	$8,960	$9,504	$9,442
02/16	$8,926	$9,491	$9,438
03/16	$9,436	$10,135	$10,074
04/16	$9,570	$10,174	$9,982
05/16	$9,867	$10,357	$10,176
06/16	$9,604	$10,384	$10,136
07/16	$10,305	$10,766	$10,615
08/16	$10,518	$10,782	$10,562
09/16	$10,560	$10,784	$10,600
10/16	$10,244	$10,587	$10,351
11/16	$10,053	$10,979	$10,577
12/16	$10,024	$11,196	$10,708
01/17	$10,607	$11,408	$11,068
02/17	$11,020	$11,861	$11,528
03/17	$11,298	$11,875	$11,662
04/17	$11,772	$11,997	$11,928
05/17	$11,729	$12,166	$12,238
06/17	$12,194	$12,242	$12,206
07/17	$12,829	$12,494	$12,531
08/17	$13,216	$12,532	$12,760
09/17	$13,182	$12,790	$12,926
10/17	$13,260	$13,089	$13,427
11/17	$13,299	$13,490	$13,835
12/17	$13,412	$13,640	$13,943
01/18	$14,779	$14,421	$14,930
02/18	$14,465	$13,890	$14,539
03/18	$14,151	$13,537	$14,140
04/18	$14,460	$13,589	$14,189
05/18	$15,008	$13,916	$14,811
06/18	$15,369	$14,002	$14,954
07/18	$15,308	$14,523	$15,393
08/18	$16,071	$14,996	$16,235
09/18	$16,422	$15,081	$16,325
10/18	$14,353	$14,050	$14,865
11/18	$14,755	$14,337	$15,023
12/18	$13,587	$13,042	$13,732
01/19	$15,581	$14,087	$14,966
02/19	$15,908	$14,540	$15,501
03/19	$16,289	$14,822	$15,943
04/19	$16,659	$15,422	$16,663
05/19	$15,447	$14,442	$15,610
06/19	$16,729	$15,460	$16,682
07/19	$16,493	$15,682	$17,059
08/19	$15,678	$15,434	$16,928
09/19	$15,018	$15,723	$16,930
10/19	$15,195	$16,063	$17,408
11/19	$16,659	$16,646	$18,180
12/19	$17,075	$17,149	$18,729
01/20	$17,205	$17,142	$19,147
02/20	$16,566	$15,731	$17,843
03/20	$14,432	$13,788	$16,088
04/20	$17,341	$15,555	$18,468
05/20	$19,138	$16,296	$19,708
06/20	$20,096	$16,620	$20,567
07/20	$21,095	$17,558	$22,149
08/20	$22,674	$18,820	$24,434
09/20	$21,864	$18,105	$23,285
10/20	$21,385	$17,623	$22,494
11/20	$23,614	$19,552	$24,797
12/20	$24,927	$20,304	$25,938
01/21	$25,128	$20,099	$25,746
02/21	$25,641	$20,653	$25,740
03/21	$24,927	$21,558	$26,182
04/21	$26,070	$22,708	$27,963
05/21	$25,570	$22,867	$27,577
06/21	$27,123	$23,401	$29,307
07/21	$26,967	$23,956	$30,273
08/21	$27,819	$24,685	$31,404
09/21	$26,363	$23,537	$29,646
10/21	$27,702	$25,186	$32,213
11/21	$25,804	$25,011	$32,410
12/21	$25,646	$26,132	$33,096
01/22	$23,556	$24,780	$30,255
02/22	$22,399	$24,038	$28,970
03/22	$22,869	$24,931	$30,103
04/22	$19,197	$22,757	$26,468
05/22	$18,331	$22,798	$25,853
06/22	$16,309	$20,916	$23,805
07/22	$17,854	$22,845	$26,662
08/22	$17,622	$21,913	$25,420
09/22	$15,726	$19,895	$22,949
10/22	$16,667	$21,506	$24,290
11/22	$17,219	$22,708	$25,397
12/22	$15,648	$21,399	$23,453
01/23	$18,077	$22,744	$25,407
02/23	$17,662	$22,189	$25,106
03/23	$18,881	$23,004	$26,822
04/23	$18,534	$23,363	$27,086
05/23	$19,938	$23,464	$28,321
06/23	$21,199	$25,015	$30,258
07/23	$22,782	$25,818	$31,277
08/23	$22,249	$25,407	$30,996
09/23	$21,039	$24,196	$29,310
10/23	$20,116	$23,687	$28,893
11/23	$22,968	$25,850	$32,043
12/23	$24,889	$27,025	$33,462
01/24	$25,177	$27,479	$34,296
02/24	$27,022	$28,946	$36,636
03/24	$27,826	$29,878	$37,281
04/24	$25,693	$28,657	$35,700
05/24	$26,658	$30,078	$37,837
06/24	$28,452	$31,157	$40,388
07/24	$27,309	$31,537	$39,701
08/24	$27,910	$32,302	$40,528
09/24	$28,884	$32,992	$41,677
10/24	$29,442	$32,692	$41,539
11/24	$32,633	$34,611	$44,233
12/24	$31,483	$33,786	$44,623
01/25	$33,324	$34,727	$45,506
02/25	$31,778	$34,274	$43,871
03/25	$28,904	$32,343	$40,175
04/25	$30,580	$32,124	$40,887
05/25	$34,175	$34,146	$44,505
06/25	$37,797	$35,882	$47,342
07/25	$38,587	$36,687	$49,129
08/25	$38,735	$37,431	$49,679
09/25	$41,966	$38,797	$52,318
10/25	$43,494	$39,706	$54,218
11/25	$41,532	$39,803	$53,236
12/25	$40,481	$39,827	$52,906

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Class	28.58%	10.18%	15.01%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

AssetsNet	$ 455,948,461
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 3,012,473
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$455,948,461
# of Portfolio Holdings	32
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$3,012,473

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	99.4%
Cash & Other Assets - Net	0.6%

Sector Weightings (% of Total Investments In Securities)*

Value	Value
Industrials	4.3%
Financials	11.2%
Consumer Discretionary	11.6%
Healthcare	11.7%
Communication Services	18.3%
Information Technology	42.9%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

NVIDIA Corp.	8.4%
Meta Platforms, Inc.	6.8%
Alphabet, Inc.	5.9%
AppLovin Corp.	5.5%
Advanced Micro Devices, Inc.	5.2%
Amazon.com, Inc.	4.8%
Robinhood Markets, Inc.	4.7%
Uber Technologies, Inc.	4.3%
Madrigal Pharmaceuticals, Inc.	4.0%
Tesla, Inc.	3.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com